Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets with Definite Lives

The following tables present the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2013
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
Trademarks	68,310	(25,047)	43,263	7,146
Customer relationship	9,050	(9,050)	—	—
Websites	27,000	(27,000)	—	—
Domain names	1,870	(1,714)	156	26
Licensing agreements	2,266	(324)	1,942	321

	108,496	(63,135)	45,361	7,493

	December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Trademarks	68,310	(20,493)	47,817
Customer relationship	9,050	(8,145)	905
Websites	27,000	(27,000)	—
Domain names	1,870	(1,247)	623

	106,230	(56,885)	49,345

Schedule of Annual Estimated Amortization Expenses for Acquired Intangible Assets

The annual estimated amortization expenses for the acquired intangible assets related to continuing operations for each of the next five years are as follows:

	2014	2015	2016	2017	2018
	RMB	RMB	RMB	RMB	RMB
Trademarks	4,554	4,554	4,554	4,554	4,554
Domain names	156	—	—	—	—
Licensing agreements	1,302	640	—	—	—

	6,012	5,194	4,554	4,554	4,554